Schedule of investments
Delaware Tax-Free USA Intermediate Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.62%
Education Revenue Bonds — 6.53%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,345,000	$ 1,370,407
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	841,802
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	2,000,000	1,619,900
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	796,670
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,000,000	2,269,040
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,030,920
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project)
144A 5.00% 6/1/32 #	375,000	380,182
144A 5.75% 6/1/42 #	750,000	762,975
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/30	510,000	551,422
5.00% 7/1/32	560,000	613,497
5.00% 7/1/33	585,000	638,364
5.00% 7/1/34	415,000	450,827
5.00% 7/1/36	415,000	444,731
5.00% 7/1/37	550,000	583,291
5.00% 7/1/42	1,000,000	1,031,490
California Community College Financing Authority Revenue
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,410,248
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	6,002,600
Series U-7 5.00% 6/1/46	1,000,000	1,167,940
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	949,740
NQ- 019 [1123] 0124 (3318226)    1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Hawking Steam Charter School Project) Series A 144A 5.00% 7/1/42 #	1,000,000	$ 983,330
(Partnerships to Uplift Communities Valley Project) 144A 5.00% 8/1/33 #	715,000	725,532
California State University Revenue
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,145,460
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A 6.125% 11/1/33 #	2,215,000	2,217,791
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	300,402
Series A 5.00% 8/1/55	800,000	758,808
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	1,875,280
Chicago City, Illinois Board of Education Dedicated Capital Improvement Tax
(Dedicated Revenues) 5.75% 4/1/48	2,500,000	2,684,425
Colorado Educational & Cultural Facilities Authority Revenue
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	2,215,000	1,976,666
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,217,039
4.00% 7/1/44	1,120,000	1,022,011
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	426,830
Series A 5.00% 6/15/29	400,000	415,796
Idaho Housing & Finance Association Revenue
(Alturas International Academy Project) 4.00% 5/1/52	1,400,000	1,161,832
(Anser of Idaho Project)
Series A 4.00% 5/1/28	230,000	232,974
Series A 4.00% 5/1/30	250,000	252,830
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	509,943
2    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association Revenue
(Sage International School of Boise Project)
Series A 4.00% 5/1/35	450,000	$ 452,903
Series A 4.00% 5/1/40	1,330,000	1,263,035
Series A 4.00% 5/1/55	1,540,000	1,348,285
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	402,200
Series A 5.00% 2/15/28	260,000	263,656
Series A 5.00% 2/15/30	390,000	395,483
Series A 5.00% 2/15/32	265,000	268,368
Indiana Finance Authority Revenue
(Tippecanoe LLC Student Housing Project) Series A 5.00% 6/1/38	600,000	611,808
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	234,952
Series A 144A 5.00% 7/1/50 #	175,000	153,990
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	444,480
Series A 4.00% 7/1/40	500,000	473,530
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami)
Series A 5.00% 4/1/30	520,000	530,114
Series A 5.00% 4/1/31	1,090,000	1,110,427
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	1,295,000	1,230,600
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	6,190,000	6,470,221
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,109,612
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	861,990
NQ- 019 [1123] 0124 (3318226)    3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix City, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	$ 359,772
Series A 5.00% 7/1/32	235,000	240,971
Public Finance Authority, Wisconsin Revenue
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,251,310
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	1,892,807
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	1,357,213
University of Minnesota Revenue
Series A 5.00% 4/1/34	1,855,000	1,919,925
Westchester County, New York Local Development Revenue
(Pace University) Series A 5.00% 5/1/34	4,150,000	4,159,420
		73,630,067
Electric Revenue Bonds — 4.33%
American Municipal Power Revenue
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	1,338,140
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series C 5.25% 1/1/54 •	3,325,000	3,428,341
Guam Power Authority Revenue
Series A 5.00% 10/1/32	4,000,000	4,362,040
Series A 5.00% 10/1/33	2,915,000	3,170,383
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	915,000	943,850
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	539,500
5.25% 12/1/40	500,000	534,915
4    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/41	650,000	$ 694,083
5.25% 12/1/42	1,000,000	1,063,930
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	6,412,437
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	383,800
Series TT 5.00% 7/1/32 ‡	1,555,000	392,638
Series WW 5.25% 7/1/33 ‡	1,015,000	256,288
Series WW 5.50% 7/1/17 ‡	2,200,000	550,000
Series WW 5.50% 7/1/19 ‡	1,710,000	427,500
Series WW 5.50% 7/1/38 ‡	1,925,000	486,062
Series XX 5.25% 7/1/40 ‡	4,630,000	1,169,075
Series ZZ 5.00% 7/1/19 ‡	2,990,000	747,500
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 1/1/38	5,000,000	5,219,300
Series A 5.00% 1/1/43	1,135,000	1,255,662
South Carolina Public Service Authority Revenue
Series E 5.25% 12/1/37 (AGM)	3,000,000	3,327,720
Series E 5.25% 12/1/38 (AGM)	1,615,000	1,763,144
Utility Debt Securitization Authority Restructuring Bonds Revenue
5.00% 12/15/35	5,090,000	5,239,391
5.00% 12/15/36	5,000,000	5,131,950
		48,837,649
Healthcare Revenue Bonds — 7.89%
Apple Valley, Minnesota Revenue
(Senior Living, LLC Project 2nd Tier) Series B 5.25% 1/1/37	915,000	654,271
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,057,950
California Health Facilities Financing Authority Revenue
(Children's Hospital of Orange County) Series A 2.125% 11/1/41	5,000,000	3,393,050
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,600,000	5,217,504
NQ- 019 [1123] 0124 (3318226)    5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 11/15/38	760,000	$ 793,698
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,594,700
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	977,760
Series A-2 5.00% 8/1/37	1,105,000	1,158,184
Cuyahoga County, Ohio Revenue
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,012,330
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Healthcare Corporation Obligated Group) Series A 4.00% 8/15/50	1,950,000	1,662,180
(Baptist Healthcare Obligated Group) Series A 4.00% 8/15/45	655,000	576,459
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	365,712
Glendale City, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	626,019
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/41	500,000	439,465
(Royal Oaks Life Care Community)
4.00% 5/15/27	620,000	588,157
4.00% 5/15/30	1,385,000	1,251,735
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	875,000	711,287
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	3,540,000	3,852,971
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	664,768
Series A 5.00% 10/1/47	525,000	530,098
Series A 5.00% 10/1/52	1,750,000	1,755,355
6    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	3,750,000	$ 3,645,600
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	660,599
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	453,455
Jacksonville, Alabama Public Educational Building Authority Revenue
(Jsu Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,530,000	1,628,945
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/29	630,000	607,162
Series A 5.25% 5/15/37	1,400,000	1,225,224
Lancaster County, Pennsylvania Hospital Authority Revenue
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,519,400
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,138,510
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,221,020
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,064,420
Michigan Finance Authority Revenue
4.00% 12/1/40	2,185,000	2,151,854
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	727,260
Series D 4.00% 12/1/38	1,200,000	1,132,080
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,130,950
NQ- 019 [1123] 0124 (3318226)    7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
National Finance Authority Revenue, New Hampshire
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	$ 885,810
New Hampshire Business Finance Authority Revenue
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	978,893
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,123,071
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	981,810
144A 5.00% 12/1/32 #	1,800,000	1,761,048
144A 5.00% 12/1/33 #	1,000,000	975,170
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	962,500
Series B 5.25% 8/15/48	2,000,000	1,873,980
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	2,990,640
Series B-2 5.00% 7/1/42	1,500,000	1,447,155
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	381,250
Series A 144A 6.75% 12/1/53 #, ‡	875,000	333,594
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,818,742
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	1,195,873
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	4,288,020
Series B-1 4.25% 11/15/26	1,600,000	1,534,896
8    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe City, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	$ 785,952
Westchester County Local Development Revenue
(Westchester Medical Center Obligated group project)
5.00% 11/1/47	500,000	520,095
5.75% 11/1/48	1,875,000	2,060,737
		89,089,368
Housing Revenue Bonds — 4.00%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) 4.50% 7/1/41	1,500,000	1,522,860
Illinois Housing Development Authority Revenue
(Social Bonds)
Series K 4.95% 10/1/38	2,500,000	2,586,100
Series K 5.25% 10/1/43	2,800,000	2,938,964
Maryland Community Development Administration Revenue
Series C 4.375% 9/1/43	1,640,000	1,633,588
Nebraska Investment Finance Authority Single Family Housing Revenue
(Social Bonds)
Series G 4.95% 9/1/38	1,250,000	1,326,700
Series G 5.15% 9/1/43	2,610,000	2,718,498
New York City Housing Development Revenue
4.60% 8/1/48	2,495,000	2,483,772
New York State Mortgage Agency Homeowner Revenue
(Social Bonds) Series 250 4.80% 10/1/48	4,000,000	4,042,640
North Carolina Housing Finance Agency Revenue
4.875% 7/1/42	4,765,000	4,925,295
North Dakota Housing Finance Agency Revenue
4.50% 7/1/43	1,740,000	1,752,615
Pennsylvania Housing Finance Agency Revenue
Series A 4.85% 10/1/43	10,730,000	10,971,854
NQ- 019 [1123] 0124 (3318226)    9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds) Series 143-A 5.125% 10/1/41	3,350,000	$ 3,531,034
Rhode Island Housing & Mortgage Finance Revenue
(Social Bonds) Series 81-A 5.25% 10/1/43	4,500,000	4,738,230
		45,172,150
Industrial Development Revenue/Pollution ControlRevenue Bonds — 16.47%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	331,200
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	7,750,000	7,763,407
Black Belt Energy Gas District, Alabama Revenue
Series A 4.00% 6/1/51 •	6,000,000	5,910,660
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	7,060,000	5,134,597
Series A-2 4.00% 6/1/48	1,700,000	1,489,710
Series B-2 5.00% 6/1/55	4,000,000	3,534,160
California Community Choice Financing Authority Revenue
(Clean Energy Project- Green Bonds)
Series A-1 5.00% 12/1/53 •	3,500,000	3,643,045
Series D 5.50% 5/1/54 •	7,000,000	7,401,380
(Clean Energy Project) Series B-1 4.00% 2/1/52 •	4,910,000	4,790,785
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	62,500
(LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,700,740
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,335,463
Series A 5.00% 9/1/42	250,000	260,470
10    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Chandler city, Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 2 5.00% 9/1/52 (AMT) •	4,750,000	$ 4,905,277
Commonwealth of Pennsylvania Financing Authority Revenue
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,108,540
Erie City, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 8.054% 6/1/60 #, ^	38,675,000	2,264,035
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.50% 7/1/57 (AMT) #, •	1,500,000	1,490,325
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,458,697
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	1,710,000	1,654,955
George L Smith II Congress Center Authority Revenue
Series A 4.00% 1/1/54	2,210,000	1,841,549
Series B 144A 5.00% 1/1/36 #	1,000,000	955,590
Houston City, Texas Airport System Revenue
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	3,370,000	3,362,485
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	1,030,107
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	4,311,262
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	4,167,562
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	4,135,000	4,080,666
Iowa Tobacco Settlement Authority Revenue
Series A-2 4.00% 6/1/38	300,000	290,340
Series A-2 4.00% 6/1/39	600,000	577,842
Series A-2 4.00% 6/1/40	300,000	285,930
NQ- 019 [1123] 0124 (3318226)    11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing LLC Project) 144A 7.75% 4/1/39 #	1,275,000	$ 1,115,944
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	4,850,000	5,106,225
Maine Finance Authority Revenue
(Go Lab Madison Project, Green Bonds) 144A 8.00% 12/1/51 (AMT) #	3,490,000	2,262,881
Michigan Finance Authority Revenue
Series A Class 1 4.00% 6/1/49	2,000,000	1,794,080
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	580,000	713,278
Series B 7.00% 11/1/34	2,905,000	3,618,062
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project) 144A 8.125% 1/1/50 (AMT) #, •	3,750,000	3,798,300
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	1,901,491
New Jersey Tobacco Settlement Financing Revenue
Subordinate Series B 5.00% 6/1/46	1,830,000	1,835,087
New York Counties Tobacco Trust V Revenue
Series 4B 144A 8.459% 6/1/60 #, ^	20,000,000	836,600
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,540,000	4,006,820
New York Transportation Development Special Facilities Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project)
3.00% 8/1/31 (AMT)	7,260,000	6,367,673
5.00% 12/1/37 (AMT)	1,000,000	1,047,630
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	4,210,000	4,261,278
5.00% 1/1/36 (AMT)	3,000,000	3,020,970
12    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	$ 3,613,320
Public Finance Authority, Wisconsin Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	198,322
Series A 5.00% 2/1/62	2,720,000	2,652,734
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	8,200,000	8,706,350
5.25% 12/1/24	3,050,000	3,082,452
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,193,400
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	1,187,500
Southeast Energy Authority, A Cooperative District Revenue
(Project No.3) Series A-1 5.50% 1/1/53 •	5,500,000	5,828,460
St. John Baptist Parish, Louisiana Revenue
(Marathon Oil Corporation project) Subseries A-2 2.10% 6/1/37 •	2,250,000	2,210,940
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 #	2,000,000	1,895,160
Tennergy Gas Supply Revenue
Series A 4.00% 12/1/51 •	4,100,000	4,036,901
Tennessee Energy Acquisition Commodity Project Revenue
Series A 5.00% 5/1/52 •	1,300,000	1,350,180
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	1,749,196
(Capital Appreciation-3rd Subordinate Lien) Series D 2.609% 6/1/46 ^	1,630,000	245,609
TSASC, New York Revenue
Series A 5.00% 6/1/30	475,000	490,423
Series A 5.00% 6/1/31	475,000	489,863
NQ- 019 [1123] 0124 (3318226)    13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,945,000	$ 2,680,392
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series B 5.20% 6/1/46 ~	1,250,000	1,203,488
Series C 1.96% 6/1/47 ^	58,500,000	15,200,055
Series D 2.466% 6/1/47 ^	8,185,000	2,078,744
		185,923,087
Lease Revenue Bonds — 8.39%
California State Public Works Board Revenue
(Various Capital Project) Series D 5.00% 11/1/46	5,000,000	5,532,950
Metropolitan Pier & Exposition Authority, Illinois Revenue
(Capital Appreciation-McCormick) Series MC 4.025% 12/15/37 (BAM) ^	7,000,000	3,881,500
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,426,520
Series A 4.00% 12/15/42	2,220,000	2,133,487
Series A 4.00% 12/15/42 (BAM)	2,520,000	2,466,727
Series A 4.00% 12/15/47	11,560,000	10,632,657
Series A 4.00% 6/15/50 (BAM)	1,000,000	929,880
Series A 4.00% 6/15/52	1,970,000	1,771,128
Series A 4.00% 6/15/52 (BAM)	1,415,000	1,304,687
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project) Series A 4.00% 11/1/39	2,835,000	2,840,188
(Portal North Bridge Project)
Series A 5.00% 11/1/28	500,000	546,045
Series A 5.00% 11/1/31	1,000,000	1,135,590
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	8,201,923
New Jersey Transportation Trust Fund Authority Revenue
5.25% 6/15/43	4,750,000	5,191,608
Series A 5.00% 6/15/29	1,500,000	1,563,945
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,116,133
Series CC 5.25% 6/15/39	2,000,000	2,247,440
14    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority Revenue
(Transportation System)
Series A 4.00% 6/15/35	1,810,000	$ 1,861,639
Series A 5.00% 12/15/25	5,000,000	5,184,500
Series BB 4.00% 6/15/46	5,000,000	4,701,900
New York City Transitional Finance Authority Building Aid Revenue
Series S 5.00% 7/15/40	5,000,000	5,082,850
Series S1 5.00% 7/15/30	2,000,000	2,038,880
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	752,040
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	7,616,500
Virginia College Building Authority Educational Facilities Revenue
(21st Century College And Equipment Programs) Series A 5.00% 2/1/29	4,000,000	4,444,520
Virginia Public Building Public Facilities Authority Revenue
Series A 4.00% 8/1/39	5,000,000	5,125,350
		94,730,587
Local General Obligation Bonds — 2.61%
Chicago City, Illinois
Series A 5.50% 1/1/35	1,980,000	2,110,858
Series C 5.00% 1/1/26	1,280,000	1,308,391
Chicago City, Illinois Board of Education
5.00% 4/1/35	825,000	841,607
5.00% 4/1/36	320,000	325,357
(Dedicated Revenues)
Series B 4.00% 12/1/40	2,810,000	2,460,268
Series D 5.00% 12/1/31	2,160,000	2,191,471
Howard Country, Maryland Consolidated Public Improvement Project
Series A 4.00% 8/15/35	2,065,000	2,170,191
Independent School District of Boise City, Ada & Boise Counties, Idaho
Series 2019 5.00% 8/1/31	850,000	936,190
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.125% 6/1/36 #	1,790,000	1,460,515
NQ- 019 [1123] 0124 (3318226)    15

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.25% 6/1/41 #	2,210,000	$ 1,686,716
New York City, New York
Series A 4.00% 8/1/38	5,000,000	5,039,100
Series A 5.00% 8/1/47	3,500,000	3,740,065
Series C 5.00% 8/1/30	2,355,000	2,674,950
Subseries B-1 5.00% 12/1/33	100,000	105,224
New York General Obligation Bonds
Series A-1 5.00% 8/1/27	1,000,000	1,078,910
West Branch Area School District, Pennsylvania
4.00% 5/15/35 (AGM)	410,000	419,266
4.00% 5/15/36 (AGM)	405,000	411,998
4.00% 5/15/39 (AGM)	485,000	486,150
		29,447,227
Pre-Refunded/Escrowed to Maturity Bonds — 2.88%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,137,300
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	15,305
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	2,734,538
Chicago city
Series A 5.25% 1/1/29	445,000	445,561
Denton Independent School District, Texas
(School Building) Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,127,560
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39-24 §	875,000	882,893
5.00% 7/1/46-24 §	1,425,000	1,437,853
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27-24 (PSF) §	2,000,000	2,006,940
Golden State, California Tobacco Securitization Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	895,101
16    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Golden State, California Tobacco Securitization Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	3,000,000	$ 3,092,220
Idaho State Building Authority Revenue
(State Office Campus Project) Series A-ST 4.00% 9/1/48-27 §	500,000	522,380
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,245,028
New York State Dormitory Authority Revenue
(Touro College & University System) Series A 5.25% 1/1/34-24 §	1,335,000	1,350,833
University of Texas Permanent University Fund
Series B 5.00% 7/1/27-24 §	3,715,000	3,754,676
Washington State Housing Finance Commission Revenue
(Heron's Key) Series A 144A 7.00% 7/1/45-25 #, §	800,000	838,408
		32,486,596
Special Tax Revenue Bonds — 17.13%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
5.00% 5/1/31	670,000	707,145
5.00% 5/1/34	750,000	792,525
5.00% 5/1/35	850,000	893,741
5.00% 5/1/36	850,000	886,167
(City Center Refunding Project) 144A 5.00% 5/1/42 #	3,150,000	3,101,427
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,750,000	5,819,518
Celebration Pointe, Florida Community Development District Revenue
4.75% 5/1/24	100,000	100,127
5.00% 5/1/34	830,000	830,905
Commonwealth of Puerto Rico Revenue
(Restructured) 2.911% 11/1/43 •	26,286,863	13,702,027
Connecticut State Transportation Infrastructure Revenue
Series B 5.00% 10/1/30	3,375,000	3,692,959
NQ- 019 [1123] 0124 (3318226)    17

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/25	1,900,000	$ 1,928,538
5.00% 12/1/26	2,500,000	2,565,125
5.00% 12/1/29	600,000	613,992
5.00% 12/1/31	900,000	919,485
5.00% 12/1/32	1,800,000	1,838,268
5.00% 12/1/34	1,500,000	1,527,960
5.00% 12/1/35	1,200,000	1,218,792
5.00% 12/1/36	900,000	910,503
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	42,059,309	37,012,192
Harris County-Houston, Texas Sports Authority Revenue
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	1,822,129
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior) Series E 5.75% 3/1/43	3,350,000	3,472,242
Irvine City, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 5.00% 9/1/48 (BAM)	2,500,000	2,733,850
Massachusetts Bay Transportation Authority Sales Tax Revenue
Series A 5.00% 7/1/36	700,000	806,673
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	1,785,000	1,758,011
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project) Series A 5.00% 7/1/43 (AGM)	4,050,000	4,367,277
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	5,000,000	5,193,100
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,278,660
18    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue
(Subordinate) Subseries E-1 5.00% 2/1/32	5,000,000	$ 5,272,050
New York City, New York Transitional Finance Authority Building Aid Revenue
Subseries S-3A 5.00% 7/15/28	4,400,000	4,840,924
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Subseries B-1 5.00% 8/1/42	5,000,000	5,014,200
Subseries C 5.00% 11/1/27	4,150,000	4,175,772
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series E 3.00% 3/15/50	1,500,000	1,109,520
New York State Thruway Authority Revenue
5.00% 3/15/41	5,000,000	5,514,350
Series A-1 3.00% 3/15/49	6,000,000	4,470,720
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Series A-1 4.00% 5/15/46	6,000,000	5,896,980
Pasco County, Florida Capital Improvement Tax Revenue
Series A 5.50% 9/1/42 (AGM)	1,000,000	1,116,360
Series A 5.50% 9/1/43 (AGM)	1,000,000	1,112,260
Series A 5.50% 9/1/44 (AGM)	1,000,000	1,108,280
Public Finance Authority, Wisconsin Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	926,816
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.26% 7/1/51 ^	31,841,000	6,927,328
Series A-1 1.607% 7/1/46 ^	9,170,000	2,705,975
Series A-1 4.55% 7/1/40	5,765,000	5,616,090
Series A-1 4.75% 7/1/53	17,993,000	17,028,035
Series A-1 5.00% 7/1/58	1,330,000	1,292,853
Series A-2 4.329% 7/1/40	937,000	889,251
Series A-2 4.329% 7/1/40	4,516,000	4,285,955
NQ- 019 [1123] 0124 (3318226)    19

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	445,000	$ 437,537
Tampa City, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	3,608,640
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/33	1,000,000	1,150,210
5.25% 6/1/34	1,000,000	1,150,080
5.25% 6/1/35	1,000,000	1,146,020
5.25% 6/1/37	2,100,000	2,361,219
5.50% 6/1/40	2,000,000	2,242,360
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	487,965
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	970,000	956,575
		193,337,663
State General Obligation Bonds — 11.73%
California State
(Various Purpose)
4.00% 10/1/36	3,875,000	3,981,834
4.00% 10/1/37	2,000,000	2,047,980
5.00% 8/1/26	3,120,000	3,300,929
5.00% 10/1/26	2,500,000	2,655,700
5.00% 9/1/32	1,400,000	1,630,748
5.00% 8/1/33	4,100,000	4,316,685
5.00% 9/1/36	4,000,000	4,197,040
5.00% 10/1/42	2,000,000	2,256,880
5.00% 11/1/42	470,000	528,064
5.25% 9/1/30	5,000,000	5,002,350
5.25% 9/1/47	1,000,000	1,120,170
Series C 5.00% 9/1/30	5,985,000	6,165,388
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	8,138,550
20    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/35	7,586,622	$ 6,957,084
Series A-1 4.00% 7/1/37	8,316,690	7,450,673
Series A-1 4.00% 7/1/46	11,820,000	9,851,379
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,020,175
Illinois State
5.00% 1/1/28	1,630,000	1,664,409
5.00% 11/1/36	1,965,000	1,997,815
5.25% 2/1/30	2,410,000	2,410,819
5.25% 2/1/32	1,015,000	1,015,244
5.50% 5/1/39	2,500,000	2,733,025
Series A 5.125% 12/1/29	4,440,000	4,691,704
Series B 4.00% 10/1/35	8,830,000	8,890,662
Series C 4.00% 10/1/37	1,710,000	1,694,713
Series C 4.00% 10/1/42	3,935,000	3,712,043
Series D 5.00% 11/1/25	1,220,000	1,252,916
(Rebuild Illinois Program)
Series B 4.00% 11/1/33	2,000,000	2,025,560
Series B 4.00% 11/1/35	2,200,000	2,209,108
Series B 4.00% 11/1/38	1,810,000	1,769,184
New Jersey State
Series A 4.00% 6/1/32	3,440,000	3,677,876
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/36	4,555,000	5,293,274
Series A 5.00% 5/1/44	5,000,000	5,326,800
Series A 5.25% 5/1/45	2,590,000	2,907,845
Washington State
Series A 5.00% 8/1/35	3,000,000	3,425,430
Series E 5.00% 7/1/31	3,000,000	3,052,650
		132,372,706
Transportation Revenue Bonds — 16.44%
Atlanta, Georgia Department of Aviation Revenue
Series B 5.00% 7/1/32 (AMT)	1,000,000	1,111,060
Series B 5.00% 7/1/33 (AMT)	2,045,000	2,277,537
Chicago City, Illinois O'Hare International Airport Revenue
Series A 4.00% 1/1/36	1,180,000	1,208,249
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,248,550
NQ- 019 [1123] 0124 (3318226)    21

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago City, Illinois O'Hare International Airport Revenue
Series B 5.00% 1/1/33	2,520,000	$ 2,551,551
(General-Airport-Senior Lien) Series B 5.00% 1/1/36	5,000,000	5,375,200
Chicago Midway Airport Revenue
(Second Lien) Series A 5.00% 1/1/31 (AMT)	1,905,000	1,905,095
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	7,418,020
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,463,422
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series C 144A 8.00% 7/1/57 #, •	5,900,000	5,961,124
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien) Series A 4.00% 1/15/46	1,000,000	960,950
Illinois State Toll Highway Authority Revenue
(Senior)
Series A 5.25% 1/1/43	6,500,000	7,203,560
Series A 5.25% 1/1/45	3,500,000	3,864,560
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AGM) (AMT)	6,795,000	6,907,933
Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	845,000	927,227
Series B 5.00% 5/15/45	500,000	545,580
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,637,895
Series B 5.50% 7/1/42 (AMT)	1,855,000	2,015,680
Metropolitan Transportation Authority Revenue, New York
(Green Bonds) Subseries A-2 4.00% 11/15/41	3,000,000	2,862,330
22    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/38	1,000,000	$ 969,030
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	5,733,003
Monroe County, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/36 (AMT)	1,235,000	1,300,418
Series 2022 5.00% 10/1/37 (AMT)	1,270,000	1,328,001
Series 2022 5.00% 10/1/38 (AMT)	1,360,000	1,411,598
Series 2022 5.00% 10/1/40 (AMT)	1,475,000	1,516,787
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/33	1,770,000	1,860,004
Series E 5.00% 1/1/32	5,050,000	5,437,638
New Orleans, Louisiana Aviation Board Revenue
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	2,913,949
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	2,912,296
New York State Thruway Authority Revenue
Series B 4.00% 1/1/38	2,135,000	2,138,288
Series B 4.00% 1/1/41	10,000,000	9,805,900
Series J 5.00% 1/1/27	5,705,000	5,711,104
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	1,883,836
4.375% 10/1/45 (AMT)	2,500,000	2,256,750
5.00% 1/1/33 (AMT)	790,000	800,207
5.00% 10/1/40 (AMT)	1,125,000	1,120,421
Series A 4.00% 7/1/35 (AGM) (AMT)	2,660,000	2,661,277
(John F. Kennedy International Airport New Terminal One Project)
5.375% 6/30/60 (AMT)	2,500,000	2,502,205
5.50% 6/30/38 (AMT)	1,670,000	1,764,645
5.50% 6/30/40 (AMT)	800,000	838,004
5.50% 6/30/42 (AMT)	1,750,000	1,871,326
(LaGuardia Airport Terminals C&D Redvelopment Project) 6.00% 4/1/35 (AMT)	2,000,000	2,164,860
NQ- 019 [1123] 0124 (3318226)    23

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	1,500,000	$ 1,616,385
Series 2022 5.00% 12/1/33 (AMT)	3,955,000	4,256,331
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,052,040
Pennsylvania Turnpike Commission Revenue
Series A-1 5.00% 12/1/40	2,090,000	2,108,037
Series A-1 5.00% 12/1/45	1,000,000	1,005,640
Series B 5.00% 12/1/45	5,000,000	5,044,850
Series C 5.00% 12/1/43	1,445,000	1,445,130
Phoenix City, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,415,558
Series B 5.00% 7/1/49 (AMT)	3,900,000	3,963,609
Port Authority of New York & New Jersey Revenue
5.00% 10/15/29 (AMT)	3,105,000	3,185,761
(194th Series) 5.00% 10/15/32	2,500,000	2,577,350
(218th Series) Series 218 4.00% 11/1/41 (AMT)	2,480,000	2,422,290
(221st Series) Series 221 4.00% 7/15/36 (AMT)	1,200,000	1,203,396
Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,009,780
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	15,000,000	15,631,650
Series B 5.00% 7/1/31	500,000	528,850
Series B 5.00% 7/1/33	1,000,000	1,056,650
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	180,122
Series B 5.00% 1/1/25 (AMT)	390,000	394,458
Series B 5.00% 1/1/30 (AMT)	230,000	241,707
Series B 5.00% 1/1/32 (AMT)	215,000	225,348
Series B 5.00% 1/1/33 (AMT)	705,000	737,162
Series B 5.00% 1/1/34 (AMT)	880,000	917,629
Series B 5.00% 1/1/35 (AMT)	675,000	701,926
Series B 5.00% 1/1/36 (AMT)	660,000	684,440
24    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/37 (AMT)	430,000	$ 444,680
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	532,425
5.50% 6/30/43 (AMT)	1,500,000	1,594,260
		185,524,534
Water & Sewer Revenue Bonds — 1.22%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/45	2,640,000	2,650,930
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,106,980
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	808,454
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/33	2,250,000	2,394,135
Tampa City, Florida Water & Wastewater System Revenue
Series A 5.00% 10/1/52	500,000	534,025
(Green Bonds) Series A 5.00% 10/1/47	4,000,000	4,307,760
		13,802,284
Total Municipal Bonds (cost $1,144,614,976)		1,124,353,918

NQ- 019 [1123] 0124 (3318226)    25

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 0.09%
Variable Rate Demand Note — 0.09%¤
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Subordinate Series AA-3 3.20% 6/15/49 (SPA - TD Bank N.A.)	1,000,000	$ 1,000,000
Total Short-Term Investments (cost $1,000,000)		1,000,000
Total Value of Securities—99.71% (cost $1,145,614,976)		1,125,353,918

Receivables and Other Assets Net of Liabilities—0.29%		3,274,037
Net Assets Applicable to 103,801,398 Shares Outstanding—100.00%		$1,128,627,955
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $79,307,014, which represents 7.03% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2023.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
26    NQ- 019 [1123] 0124 (3318226)

(Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ- 019 [1123] 0124 (3318226)    27